Label	Element	Value
Document Type	dei_DocumentType	485BPOS
Registrant Name	dei_EntityRegistrantName	Pacer Funds Trust
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 10, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2015
Central Index Key	dei_EntityCentralIndexKey	0001616668
Amendment Flag	dei_AmendmentFlag	false
Pacer Trendpilot 100 ETF | Pacer Trendpilot 100 ETF (Pacer Trendpilot 100 ETF)
Trading Symbol	dei_TradingSymbol	PTNQ
Pacer US Export Leaders ETF | Pacer US Export Leaders ETF (Pacer US Export Leaders ETF)
Trading Symbol	dei_TradingSymbol	PEXL
Pacer Trendpilot 450 ETF | Pacer Trendpilot 450 ETF (Pacer Trendpilot 450 ETF)
Trading Symbol	dei_TradingSymbol	PTMC
Pacer Trendpilot 750 ETF | Pacer Trendpilot 750 ETF (Pacer Trendpilot 750 ETF)
Trading Symbol	dei_TradingSymbol	PTLC